Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental information, operating lease
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2019	2020
Cash payments for operating leases	€10,200	€5,225
New operating lease assets obtained in exchange for operating lease liabilities	€103,498	€417

Schedule of supplemental consolidated balance sheet information, operating lease
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
(in thousands)	2019	2020
Operating lease right-of-use assets	€96,030	€86,810
Current operating lease liabilities	5,037	7,188
Long-term operating lease liabilities	94,660	85,979
Total operating lease liabilities	€99,697	€93,167
Weighted average remaining lease term	17.6 years	17.3 years
Weighted average discount rate	3.8%	3.9%

Lessee, operating lease, liability, maturity
Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2020
2021	€10,583
2022	7,413
2023	7,114
2024	7,114
2025	7,098
2026 and thereafter	87,252
Total lease payments	126,574
Less: imputed interest	(33,407)
Total	€93,167